PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 163,752	$ 163,073	$ 165,506
Less: accumulated depreciation	(155,348)	(154,541)	(156,444)
Total property and equipment, net	8,404	8,532	9,062
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	150,935	150,309	152,552
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	12,817	12,764	12,954
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 0	$ 0	$ 0